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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-9123
                                  ----------------------------------------------

AMIDEX Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2621 Van Buren Avenue        Norristown, PA                  19403
--------------------------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)

InCap Service Company, Willow Grove, PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610 666-1330
                                                   -----------------------------

Date of fiscal year end: 05/31/2003
                        --------------------

Date of reporting period: 05/31/2003
                         -------------------

          FOR MORE INFORMATION

           Visit Our Website:
            www. amidex.com                          ANNUAL REPORT
            ---------------

                                                     MAY 31, 2003
                 Email:
           support@amidex.com
           ------------------

           Call Us Toll Free:
             1-888-876-3566

                                                        AMIDEX
                                                     ------------
                                                     MUTUAL FUNDS
                                                     ------------

                 Mail:
           AMIDEX Funds, Inc.                      AMIDEX Funds, Inc.
            c/o InCap Group                         c/o InCap Group
        630-A Fitzwatertown Rd.                 630-A Fitzwatertown Rd.
        Willow Grove, PA 19090                  Willow Grove, PA 19090

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter                                                            1

Performance Update                                                          2-4

Schedule of Investments                                                     5-9

Statement of Assets and Liabilities                                       10-12

Statement of Operations                                                   13-14

Statements of Changes in Net Assets                                       15-16

Financial Highlights                                                      17-20

Notes to Financial Statements                                             21-32

Directors and Officers                                                       33

Independent Auditor's Report                                                 34

September 29, 2003

Dear AMIDEXTM Funds, Inc. Shareholder,

     Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2003.

     The AMIDEXTM Funds, Inc., along with most stock mutual funds, are continuing to struggle with the after-effects of the terrorist assault on our country, the aftermath of the war with Iraq, and the fallout from the bursting of the "tech bubble".

     Our Israel-related fund, the AMIDEX35TM Mutual Fund, is additionally challenged by the painful continuation of terrorist assaults on Israel. The global recession, regional tensions, and a lack of positive momentum have contributed in the past to the disappointing performance of our Fund. The publicity given to accounting scandals, self-dealing and breach of investors' trust by some of the country's biggest companies, and the continuing lack of dramatically positive economic news, are all also continuing to stall an economic recovery, and continuing to hold stock prices down.

     However, over the last year, we have seen more positive signs, with some stabilization of share prices and, in general, a lower level of terrorist assaults than in previous years.

     Our primary investment strategies and objectives remain unchanged. Our funds are based on indexes, and there has been no change in the underlying indexes or portfolios, other than routine maintenance as outlined in the prospectuses.

     We continue to believe in the merits of investing in our AMIDEX35TM Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

     An important recent event was the AMIDEXTM Funds, Inc. shareholders meeting, held on September 15, 2003. Thanks to the participation of AMIDEXTM Funds, Inc. shareholders, in person and by proxy, we elected a new Investment Adviser, Index Investments, LLC, a new Fund Auditor, McCurdy & Associates, CPA's, and a new slate of Directors for our Board. More details about the results of the meeting are contained in the Notes to the financial statements, which accompany the attached report. I appreciate the support shown by our shareholders, and thank all those who participated in the meeting and proxy.

     Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

                                        Best regards,

                                        /s/ Cliff Goldstein

                                        Cliff Goldstein
                                        President, AMIDEXTM Funds, Inc.

     This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM MUTUAL FUND AND THE S&P 500 TOTAL RETURN INDEX

                                  [LINE GRAPH]
                                                                    S&P 500
                          No-Load       Class A       Class C       Total Return
08-Jun-99                 10,000                                    10,000
31-Aug-99                 10,000                                    10,052
19-Nov-99                 12,460         9,600                      10,855
30-Nov-99                 12,300         9,620                      10,606
29-Feb-00                 19,070        14,950                      10,465
19-May-00                 17,080        12,520        10,000        10,804
31-May-00                 17,050        13,340        10,320        10,914
31-Aug-00                 19,820        15,490        11,969        11,692
30-Nov-00                 15,100        11,800         9,098        10,159
28-Feb-01                 14,082        10,992         8,456         9,607
31-May-01                 12,554         9,744         7,498         9,762
31-Aug-01                  9,388         7,298         5,657         8,841
30-Nov-01                  9,004         7,003         5,412         8,917
28-Feb-02                  7,860         6,110         4,719         8,693
31-May-02                  6,464         5,024         3,873         8,410
31-Aug-02                  5,837         4,537         3,486         7,250
30-Nov-02                  6,363         4,953         3,802         7,444
28-Feb-03                  5,685         4,425         3,384         6,721
31-May-03                  7,850         6,110         4,668         7,732

         --------------------------------------------------------------
         No-Load Class     Class A     Class C     S&P 500 Total Return
         --------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------
                     Commencement of Operations through
                                  05/31/03                          One Year Ending 05/31/03
--------------------------------------------------------------------------------------------------
S&P 500 Total                      (6.26)%                                  (8.06)%
Return
--------------------------------------------------------------------------------------------------
No-Load Class(1)                   (5.90)%                                   21.44%
--------------------------------------------------------------------------------------------------
Class A(2)          With sales charge     Without sales       With sales charge     Without sales
                    (13.01)%              charge (12.00)%     16.67%                charge 21.62%
--------------------------------------------------------------------------------------------------
Class C(3)          With contingent       Without             With contingent       Without
                    deferred sales        contingent          deferred sales        contingent
                    charge (22.21)%       deferred sales      charge 19.21%         deferred sales
                                          charge (22.21)%                           charge 20.53%
--------------------------------------------------------------------------------------------------

(1) The AMIDEX35(TM)Mutual Fund No-Load shares commenced operations on June 8, 1999.
(2) The AMIDEX35(TM)Mutual Fund Class A shares commenced operations on November 19, 1999.
(3) The AMIDEX35(TM)Mutual Fund Class C shares commenced operations on May 19, 2000.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX35(TM) Mutual Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor's Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

     As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX35(TM) Mutual Fund, which will not invest in certain securities comprising this index.

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND AND THE RUSSELL 2000 HEALTH CARE INDEX

                                  [LINE GRAPH]

                          Class A (1)        RUSSELL 2000 Healthcare
 11/1/2001                9,450                       10,000
11/30/2001                9,726                       10,256
12/31/2001                9,301                       10,751
 1/31/2002                8,781                       9,842
 2/28/2002                8,837                       9,106
 3/31/2002                8,894                       9,796
 4/30/2002                7,987                       9,479
 5/31/2002                7,675                       8,960
 6/30/2002                7,004                       8,001
 7/31/2002                6,938                       6,967
 8/31/2002                6,805                       6,836
 9/30/2002                6,427                       6,561
10/31/2002                6,862                       6,695
11/30/2002                7,013                       7,154
12/31/2002                6,730                       6,682
 1/31/2003                6,758                       6,442
 2/28/2003                6,522                       6,191
 3/31/2003                6,815                       6,551
 4/30/2003                7,297                       7,242
 5/31/2003                8,034                       8,392

                 ----------------------------------------------
                 Class A                RUSSELL 2000 Healthcare
                 ----------------------------------------------

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------
                     Commencement of Operations through
                                  05/31/03                          One Year Ending 05/31/03
--------------------------------------------------------------------------------------------------
Russell 2000
Healthcare                         (10.51)%                                 (6.33)%
--------------------------------------------------------------------------------------------------
Class A (1)         With sales charge     Without sales       With sales charge     Without sales
                    (12.95)%              charge (9.79)%      (1.05)%               charge 4.68%
--------------------------------------------------------------------------------------------------

(1) The AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX(TM) Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index. The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

     As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX(TM) Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEXTM FUNDS, INC.
THE AMIDEX35TM MUTUAL FUND                                         ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2003

                                                      SHARES          VALUE
                                                   ------------    ------------
ISRAEL - 35.73%
COMMON STOCK - 35.73%
BANKING & INSURANCE - 16.00%
Bank Hapoalim Ltd. *                                    212,928    $    455,409
Bank Leumi Le-Israel *                                  241,116         380,190
Israel Discount Bank Cl A *                             159,710         122,353
Clal Insurance Enterprise *                               8,756         144,838
Migdal Insurance Holdings *                             170,416         225,670
Tefahot Israel Mortgage *                                 8,072          78,553
United Mizrahi Bank Ltd. *                               34,315         101,579
                                                                   ------------
                                                                      1,508,592
                                                                   ------------

CHEMICALS - 4.64%
Israel Chemicals Ltd. *                                 195,835         272,253
Makhteshim-Agan Industries Ltd. *                        59,987         165,834
                                                                   ------------
                                                                        438,087
                                                                   ------------

DIVERSIFIED HOLDINGS - 7.63%
Clal Industries & Investments *                          26,851          99,340
Discount Investment Corp.                                 7,560         167,713
IDB Development Corp. Ltd.                                9,229         201,169
IDB Holding Corp. Ltd.                                    6,490         138,512
Israel Corp. Ltd. *                                       1,005         112,437
                                                                   ------------
                                                                        719,171
                                                                   ------------

FOOD - 1.16%
Osem Investment Ltd. *                                   14,770         109,389
                                                                   ------------

OIL COMPANIES - 1.09%
Delek Group Ltd. *                                        1,472         102,856
                                                                   ------------

TELECOMMUNICATIONS - 5.21%
Bezeq Israeli Telecommunications Corporation Ltd.       411,490         491,541
                                                                   ------------

Total Common Stock (Cost $4,701,530)                                  3,369,636
                                                                   ------------

Total Israel (Cost $4,701,530)                                        3,369,636
                                                                   ------------

AMIDEXTM FUNDS, INC.
THE AMIDEX35TM MUTUAL FUND                                         ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2003

UNITED STATES - 63.93%
COMMON STOCK - 63.16%
COMPUTER SOFTWARE - 23.61%
Amdocs Ltd. *                                            38,003    $    741,438
Check Point Software Technologies Ltd. *                 38,795         729,346
DSP Group, Inc. *                                         4,705         109,485
Mercury Interactive Corp. *                              14,186         557,652
Precise Software Solutions Ltd. *                         4,700          88,313
                                                                   ------------
                                                                      2,226,234
                                                                   ------------

DIGITAL IMAGING - 3.65%
Creo Products, Inc. *                                     8,600          71,380
Electronics for Imaging, Inc. *                           9,428         187,334
Orbotech Ltd. *                                           5,382          84,928
                                                                   ------------
                                                                        343,642
                                                                   ------------

ELECTRONIC DESIGN AUTOMATION - 0.41%
Verisity Ltd. *                                           2,800          38,559
                                                                   ------------

ELECTRONIC EQUIPMENT - 0.80%
Zoran Corp. *                                             3,700          75,739
                                                                   ------------

MEDICAL PRODUCTS - 0.44%
Given Imaging Ltd. *                                      4,000          33,724
Lumenis Ltd. *                                            5,000           8,000
                                                                   ------------
                                                                         41,724
                                                                   ------------

PHARMACEUTICAL - 25.76%
Taro Pharmaceutical Industries Ltd. *                     4,600         218,776
Teva Pharmaceutical Industries ADR                       43,608       2,210,446
                                                                   ------------
                                                                      2,429,222
                                                                   ------------

TELECOMMUNICATIONS - 8.49%
Comverse Technology, Inc. *                              30,877         469,639
Harmonic, Inc. *                                          8,500          40,120
NDS Group Plc. ADR*                                       9,300         155,310
Partner Communications ADR *                             30,600         135,864
                                                                   ------------
                                                                        800,933
                                                                   ------------

AMIDEXTM FUNDS, INC.
THE AMIDEX35TM MUTUAL FUND                                         ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2003

Total Common Stock (Cost $12,819,168)                                 5,956,053
                                                                   ------------

SHORT-TERM INVESTMENTS - 0.77%
First American Treasury Obligations Fund,
  0.51% ** (Cost $72,562)                                72,562          72,562
                                                                   ------------

Total United States (Cost $12,891,730)                                6,028,615
                                                                   ------------

TOTAL INVESTMENTS (COST $17,593,260) - 99.66%                         9,398,251
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.34%                            32,227
                                                                   ------------
NET ASSETS - 100%                                                  $  9,430,478
                                                                   ============

* Non-income producing security.
ADR - American depository receipt
** Variable rate security; the rate shown represents the rate at May 31, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND                      ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2003

                                                      SHARES          VALUE
                                                   ------------    ------------
COMMON STOCK - 96.54%
BIOTECHNOLOGY - 33.45%
Amgen, Inc. *                                               680    $     44,003
Biogen, Inc. *                                              500          21,220
Chiron Corp. *                                              800          35,272
Enzon Pharmaceuticals, Inc. *                               100           1,491
Genentech, Inc. *                                         2,000         125,220
Genzyme Corp. *                                             900          42,741
Human Genome Sciences, Inc. *                               300           4,395
Idec Pharmaceuticals Corp. *                                600          22,902
Immunomedics, Inc. *                                        100             698
Millennium Pharmaceuticals, Inc. *                          900          13,995
Myriad Genetics, Inc. *                                     100           1,530
Protein Design Labs, Inc. *                                 200           2,862
                                                                   ------------
                                                                        316,329
                                                                   ------------

HEALTHCARE PRODUCTS - 12.89%
Amersham Plc. ADR                                           800          31,312
Beckman Coulter, Inc.                                       300          12,195
Cytyc Corp. *                                               200           2,078
Johnson & Johnson                                         1,200          65,220
Varian Medical Systems, Inc. *                              200          11,150
                                                                   ------------
                                                                        121,955
                                                                   ------------

PHARMACEUTICALS - 50.20%
Abbott Laboratories                                         500          22,275
Abgenix, Inc. *                                             200           2,150
AstraZeneca Plc. ADR                                        600          24,744
Aventis SA ADR                                              300          15,738
Bristol-Myers Squibb Co.                                    600          15,360
Celgene Corp. *                                             200           6,296
Cell Therapeutics, Inc. *                                   100           1,251
Celltech Group Plc. ADR *                                   600           6,510
Elan Corp. Plc. ADR *                                       100             612
Eli Lilly & Co.                                             400          23,908
Gilead Sciences, Inc. *                                     800          42,208
GlaxoSmithKline Plc. ADR                                  1,100          44,011
ICN Pharmaceuticals, Inc.                                   200           3,000

AMIDEXTM FUNDS, INC.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND                      ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 2003

                                                      SHARES          VALUE
                                                   ------------    ------------
Ilex Oncology, Inc. *                                       100    $      1,640
ImClone Systems *                                           300           8,550
Medarex, Inc. *                                             200           1,304
Medimmune, Inc. *                                         1,100          38,995
Merck & Co., Inc.                                           900          50,022
Novartis AG ADR                                           1,000          40,000
Pfizer, Inc.                                              2,700          83,754
QLT, Inc. *                                                 100    $      1,348
Schering-Plough Corp.                                       600          11,070
SICOR, Inc. *                                               200           4,228
Tularik, Inc. *                                             100             939
Vertex Pharmaceuticals, Inc. *                              200           2,906
Wyeth                                                       500          21,925
                                                                   ------------
                                                                        474,744
                                                                   ------------

TOTAL COMMON STOCK (Cost $1,066,406)                                    913,028
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.41%
First American Treasury Obligations Fund
  0.51% ** (Cost $32,250)                                32,250          32,250
                                                                   ------------

TOTAL INVESTMENTS (COST $ 1,098,656) - 99.95%                      $    945,278
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%                               514
                                                                   ------------
NET ASSETS - 100%                                                  $    945,792
                                                                   ------------

* Non-income producing security.
ADR - American Depository Receipt
** Variable rate security; the rate shown represents the rate at May 31, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                ANNUAL REPORT
--------------------------------------------------------------------------------

MAY 31, 2003
                                                                   AMIDEX35TM
                                                                   MUTUAL FUND
                                                                 --------------
ASSETS:
     Investments, at market
       (identified cost: $17,593,260)                            $    9,398,251
     Cash                                                                   131
     Receivables:
          Dividends                                                       2,540
          Interest                                                          101
          Investments sold                                               25,283
          Fund shares sold                                               36,382
     Prepaid expenses                                                    26,476
     Due from advisor                                                     2,000
                                                                 --------------
               Total assets                                           9,491,164
                                                                 --------------

LIABILITIES:
     Payables:
          Consulting fees for Advisory services                           7,831
          Distribution fees                                              12,804
          Fund accounting fees                                            7,281
          Fund shares redeemed                                                3
          Other liabilities and accrued expenses                         32,767
                                                                 --------------
               Total liabilities                                         60,686
                                                                 --------------
NET ASSETS                                                       $    9,430,478
                                                                 ==============

NET ASSETS CONSIST OF:
          Common stock                                           $          134
          Additional paid-in capital                                 22,074,356
          Distributable earnings (Note 5)                           (12,644,012)
                                                                 --------------

Total Net Assets (1,338,346 shares outstanding; 500,000,000
  shares of $0.0001 par value authorized)                        $    9,430,478
                                                                 ==============

NO-LOAD CLASS SHARES:
Net Assets applicable to 875,598 shares outstanding (Note 2)     $    6,798,898
                                                                 ==============
Net Asset Value, offering and redemption price per share         $         7.76
                                                                 ==============

AMIDEXTM FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                ANNUAL REPORT
--------------------------------------------------------------------------------

MAY 31, 2003
                                                                   AMIDEX35TM
                                                                   MUTUAL FUND
                                                                 --------------
CLASS A SHARES:
Net Assets applicable to 355,971 shares outstanding (Note 2)     $    2,142,757
                                                                 ==============
Net Asset Value and redemption price per share                   $         6.02
                                                                 ==============

Offering price per share Class A                                 $         6.27
                                                                 ==============

CLASS C SHARES:
Net Assets applicable to 106,777 shares outstanding (Note 2)     $      488,823
                                                                 ==============
Net Asset Value and offering price per share                     $         4.58
                                                                 ==============

Redemption price per share Class C                               $         4.53
                                                                 ==============

MAY 31, 2003
                                                                AMIDEXTM CANCER
                                                                  INNOVATIONS
                                                               & HEALTHCARE FUND
                                                                 --------------
ASSETS:
     Investments, at market (identified cost: $1,098,656)        $      945,278
     Receivables:
          Dividends                                                       1,815
          Interest                                                            2
          Prepaid expenses                                                3,857
          Due from advisor                                                1,534
                                                                 --------------
               Total assets                                             952,486
                                                                 --------------

LIABILITIES:
     Payables:
          Consulting fees for Advisory services                             952
          Distribution fees                                                 350
          Fund accounting fees                                              762
          Other liabilities                                               4,630
                                                                 --------------
               Total liabilities                                          6,694
                                                                 --------------
NET ASSETS                                                       $      945,792
                                                                 ==============

AMIDEXTM FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES                                ANNUAL REPORT
--------------------------------------------------------------------------------

MAY 31, 2003
                                                                AMIDEXTM CANCER
                                                                  INNOVATIONS
                                                               & HEALTHCARE FUND
                                                                 --------------
NET ASSETS CONSIST OF:
          Common stock                                           $           11
          Additional paid-in capital                                  1,106,781
          Distributable earnings (Note 5)                              (161,000)
                                                                 --------------

Total Net Assets (111,253 shares outstanding; 500,000,000
  shares of $0.0001 par value authorized)                        $      945,792
                                                                 ==============

CLASS A SHARES:
Net Assets applicable to 111,253 shares outstanding (Note 2)     $      945,792
                                                                 ==============
Net Asset Value and redemption price per share                   $         8.50
                                                                 ==============

Offering price per share Class A                                 $         8.99
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
STATEMENT OF OPERATIONS                                            ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                  AMIDEX35TM
                                                                  MUTUAL FUND
                                                              FOR THE YEAR ENDED
                                                                  MAY 31, 2003
                                                                 --------------
INVESTMENT INCOME:
     Interest                                                    $          522
     Dividends (net of foreign taxes: $8,445)                            34,126
                                                                 --------------
          Total investment income                                        34,648
                                                                 --------------

EXPENSES:
     Accounting and transfer agent fees                                  63,708
     Consulting fees                                                     49,375
     Operating service fees                                              25,206
     Audit fees                                                          17,303
     Legal fees                                                          14,382
     Custody fees                                                        12,846
     Distribution fees - No-load Class                                   12,166
     Investment advisory fees                                             8,693
     Printing fees                                                        8,045
     Out of pocket expenses                                               7,920
     Distribution fees - Class A                                          4,115
     Distribution fees - Class C                                          3,833
     Insurance fees                                                       2,723
     Registration fees                                                    2,384
     Miscellaneous                                                       12,381
                                                                 --------------
          Total expenses                                                245,080
                                                                 --------------

     Net investment loss                                               (210,432)
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                (1,143,686)
     Net change in unrealized appreciation on investments             2,918,399
                                                                 --------------
                                                                      1,774,713
                                                                 --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    1,564,281
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
STATEMENT OF OPERATIONS                                            ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                 AMIDEXTM CANCER
                                                                     INNOV. &
                                                                 HEALTHCARE FUND
                                                                  FOR THE YEAR
                                                                      ENDED
                                                                  MAY 31, 2003
                                                                 --------------
INVESTMENT INCOME:
     Interest                                                    $          658
     Dividends                                                           10,105
                                                                 --------------
          Total investment income                                        10,763
                                                                 --------------

EXPENSES:
     Accounting and transfer agent fees                                   8,336
     Consulting fees                                                      4,658
     Custody fees                                                         4,360
     Distribution fees - Class A                                          2,212
     Out of pocket expenses                                               1,987
     Audit fees                                                           1,902
     Legal fees                                                           1,665
     Service fees                                                         1,282
     Investment advisory fees                                             1,049
     Printing fees                                                          853
     Registration fees                                                      508
     Insurance fees                                                         346
     Distribution fees - Class C                                             66
     Miscellaneous                                                        1,308
                                                                 --------------
          Total expenses                                                 30,532
                                                                 --------------

     Net investment loss                                                (19,769)
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                    (7,622)
     Net change in unrealized appreciation on investments                56,156
                                                                 --------------
                                                                         48,534
                                                                 --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $       28,765
                                                                 ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                ANNUAL REPORT
--------------------------------------------------------------------------------

                                                               AMIDEX35TM Mutual Fund

                                                             Year Ended       Year Ended
INCREASE IN NET ASSETS                                      May 31, 2003     May 31, 2002
                                                            ------------     ------------
Operations:
     Net investment loss                                    $   (210,432)    $   (169,536)
     Net realized loss on investments                         (1,143,686)      (2,505,346)
     Net change in unrealized appreciation
       (depreciation) on investments                           2,918,399       (5,061,891)
                                                            ------------     ------------
Net increase (decrease) in net assets resulting
       from operations                                         1,564,281       (7,736,773)
                                                            ------------     ------------

Increase (decrease) in net assets from Fund
  share transactions (Note 2)                                     39,165       (1,134,004)
                                                            ------------     ------------

Total increase (decrease) in net assets                        1,603,446       (8,870,777)

NET ASSETS:
     Beginning of period                                       7,827,032       16,697,809
                                                            ------------     ------------
     End of period                                          $  9,430,478     $  7,827,032
                                                            ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                   AMIDEXTM CANCER
                                                            INNOVATIONS & HEALTCARE FUND

                                                                             COMMENCEMENT
                                                                            OF OPERATIONS
                                                             YEAR ENDED        THROUGH
                                                            MAY 31, 2003    MAY 31, 2002*
                                                            ------------     ------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                    $    (19,769)    $     (1,699)
     Net realized loss on investments                             (7,622)              --
     Net change in unrealized appreciation
       (depreciation) on investments                              56,156         (209,534)
                                                            ------------     ------------
Net increase (decrease) in net assets resulting
       from operations                                            28,765         (211,233)
                                                            ------------     ------------

Increase (decrease) in net assets from Fund
  share transactions (Note 2)                                   (121,334)       1,249,594
                                                            ------------     ------------

Total increase (decrease) in net assets                          (92,569)       1,038,361

NET ASSETS:
     Beginning of period                                       1,038,361               --
                                                            ------------     ------------
End of period                                               $    945,792     $  1,038,361
                                                            ============     ============

* The AMIDEXTM Cancer Innovations & Healthcare Fund commenced operations on November 1, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS                                               ANNUAL REPORT
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                     AMIDEX35TM MUTUAL FUND
                                                                          NO-LOAD CLASS
                                                   ------------------------------------------------------------

                                                  For the Year    For the Year    For the Year   For the Period
                                                     Ended           Ended           Ended           Ended
                                                  May 31, 2003    May 31, 2002    May 31, 2001    May 31, 2000(1)
                                                  ------------    ------------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.39      $    12.41      $    17.05      $    10.00
                                                   ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS:
     Net investment loss                                (0.18)          (0.14)          (0.22)          (0.23)
     Net realized and unrealized gain (loss) on
       investments                                       1.55           (5.88)          (4.22)           7.28
                                                   ----------      ----------      ----------      ----------
          Total from investment operations               1.37           (6.02)          (4.44)           7.05
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     7.76      $     6.39      $    12.41      $    17.05
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                           21.44%        (48.51)%        (26.37)%          70.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $    6,799      $    5,360      $   11,462      $   10,981
     Ratio of expenses to average net
       assets:                                          3.53%           2.20%           2.20%           2.85%2
     Ratio of net investment loss to
       average net assets:                            (3.02)%         (1.61)%         (1.36)%         (1.50)%2
     Portfolio turnover rate                            8.72%          27.70%          41.60%          18.16%

1 The AMIDEX35TM Mutual Fund No-load Class shares commenced operations on June 8, 1999.
2    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS                                               ANNUAL REPORT
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                        AMIDEX35TM MUTUAL FUND
                                                                              CLASS A
                                                   ------------------------------------------------------------

                                                  For the Year    For the Year    For the Year   For the Period
                                                     Ended           Ended           Ended           Ended
                                                  May 31, 2003    May 31, 2002    May 31, 2001    May 31, 2000(1)
                                                  ------------    ------------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     4.95      $     9.62      $    13.33      $     9.60
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.14)          (0.11)          (0.20)          (0.10)
     Net realized and unrealized gain (loss) on
       investments                                       1.21           (4.56)          (3.31)           3.83
                                                   ----------      ----------      ----------      ----------
          Total from investment operations               1.07           (4.67)          (3.51)           3.73
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     6.02      $     4.95      $     9.62      $    13.33
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                           21.62%        (48.54)%        (26.75)%          38.85%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $    2,142      $    2,003      $    3,930      $      645
     Ratio of expenses to average net
       assets:                                          3.47%           2.20%           2.20%           2.70%2
     Ratio of net investment loss to
       average net assets:                            (2.98)%         (1.61)%         (1.60)%         (1.48)%2
     Portfolio turnover rate                            8.72%          27.70%          41.60%          18.16%

1 The AMIDEX35TM Mutual Fund Class A shares commenced operations on November 19, 1999.
2    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS                                               ANNUAL REPORT
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                        AMIDEX35TM MUTUAL FUND
                                                                               CLASS C
                                                   ------------------------------------------------------------

                                                  For the Year    For the Year    For the Year   For the Period
                                                     Ended           Ended           Ended           Ended
                                                  May 31, 2003    May 31, 2002    May 31, 2001    May 31, 2000(1)
                                                  ------------    ------------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     3.80      $     7.43      $    10.42      $    10.00
                                                   ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net investment loss                                (0.13)          (0.12)          (0.23)          (0.01)
     Net realized and unrealized gain (loss) on
       investments                                       0.91           (3.51)          (2.56)           0.43
                                                   ----------      ----------      ----------      ----------
          Total from investment operations               0.78           (3.63)          (2.79)           0.42
                                                   ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From net realized capital gain                        --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------
          Total distributions                              --              --           (0.20)             --
                                                   ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $     4.58      $     3.80      $     7.43      $    10.42
                                                   ==========      ==========      ==========      ==========

TOTAL RETURN                                           20.53%        (48.86)%        (27.32)%           4.20%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)          $      489      $      464      $    1,305      $       38
     Ratio of expenses to average net
       assets:                                          4.22%           2.95%           2.95%           2.51%2
     Ratio of net investment loss to
       average net assets:                            (3.73)%         (2.31)%         (2.39)%         (2.14)%2
     Portfolio turnover rate                            8.72%          27.70%          41.60%          18.16%

1    The AMIDEX35TM  Mutual Fund Class C shares commenced  operations on May 19,
     2000.
2    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM Funds, Inc.
FINANCIAL HIGHLIGHTS                                               ANNUAL REPORT
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
                                                                     CLASS A
                                                          ------------------------------
                                                          FOR THE YEAR    FOR THE PERIOD
                                                             ENDED            ENDED
                                                          MAY 31, 2003     MAY 31, 2002(1)
                                                          ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.12     $      10.00
                                                          ------------     ------------

INVESTMENT OPERATIONS:
     Net investment loss                                         (0.16)           (0.02)
     Net realized and unrealized loss on
       investments                                                0.54            (1.86)
                                                          ------------     ------------
          Total from investment operations                        0.38            (1.88)
                                                          ------------     ------------

NET ASSET VALUE, END OF PERIOD                            $       8.50     $       8.12
                                                          ============     ============

TOTAL RETURN                                                     4.68%         (18.80)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                 $        946     $      1,023
     Ratio of expenses to average net
       assets:                                                   3.43%            1.24%2
     Ratio of net investment loss to
       average net assets:                                     (2.22)%          (0.29)%2
     Portfolio turnover rate                                     0.00%            0.00%

1 The AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
2    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMIDEXTM Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, The AMIDEX35TM Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. Each class differs as to sales charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds' investment strategies are capital growth. The AMIDEX35 TM Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

     The  costs   incurred  in  connection   with  the   organization,   initial
registration and public offering of shares were paid by TransNations Investments, LLC. Accordingly, no organization costs have been recorded by the Funds.

     The Board of Directors, currently comprised of a sole Director, Clifford A. Goldstein, is currently managing the Funds' portfolios and is currently taking action to appoint another investment adviser. The expense cap, which was in place while the investment adviser was responsible for the expenses of the Funds, has been terminated. With the resignation of the Advisor, the Funds now bear all expenses related to the Funds operations. Proxy materials were prepared for a Special Meeting of Shareholders that was convened on September 15, 2003 (See Note 7).

     The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. At May 31, 2003, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35 TM Mutual Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

permanent   financial   reporting  tax   differences   relating  to  shareholder
distributions be reclassified to paid-in-capital for both The AMIDEX35TM Mutual Fund and The AMIDEXTM Cancer Innovations & Healthcare Fund.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of capital stock for the AMIDEX35TM Mutual Fund for the year ended May 31, 2003 were as follows:

     ----------------------------------------------------------------------
                                                     NO-LOAD
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                   162,832            $  1,043,883
     ----------------------------------------------------------------------
     Redeemed                              (126,203)               (759,597)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Increase                            36,629            $    284,286
                                            --------           -------------
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                     CLASS A
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                    30,559            $    161,957
     ----------------------------------------------------------------------
     Redeemed                               (79,192)               (355,694)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                           (48,633)           $   (193,737)
                                            --------           -------------
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                     CLASS C
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                    16,468            $     62,034
     ----------------------------------------------------------------------
     Redeemed                               (31,920)               (113,418)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                           (15,452)           $    (51,384)
                                            --------           -------------
     ----------------------------------------------------------------------

     Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2003 were as follows:

     ----------------------------------------------------------------------
                                                     CLASS A
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                    12,278            $     90,359
     ----------------------------------------------------------------------
     Redeemed                               (26,983)               (197,875)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                           (14,705)           $   (107,516)
                                            --------           -------------
     ----------------------------------------------------------------------

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     ----------------------------------------------------------------------
                                                     CLASS C
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                        --            $         --
     ----------------------------------------------------------------------
     Redeemed                                (1,897)                (13,818)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                            (1,897)           $    (13,818)
                                            --------           -------------
     ----------------------------------------------------------------------

     Transactions in shares of capital stock for the AMIDEX35TM Mutual Fund for the year ended May 31, 2002 were as follows:

     ----------------------------------------------------------------------
                                                      NO-LOAD
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                    98,403            $    825,943
     ----------------------------------------------------------------------
     Redeemed                              (183,429)             (1,617,026)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                           (85,026)           $   (791,083)
                                            --------           -------------
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                     CLASS A
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                   130,217            $    837,283
     ----------------------------------------------------------------------
     Redeemed                              (134,325)               (901,835)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                            (4,108)           $    (64,552)
                                            --------           -------------
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                     CLASS C
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                     5,344            $     27,474
     ----------------------------------------------------------------------
     Redeemed                               (58,791)               (305,843)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Decrease                           (53,447)           $   (278,369)
                                            --------           -------------
     ----------------------------------------------------------------------

     Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the period from November 1, 2001 to May 31, 2002 were as follows:

     ----------------------------------------------------------------------
                                                     CLASS A
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                   141,559            $  1,368,767
     ----------------------------------------------------------------------
     Redeemed                               (15,601)               (136,934)
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Increase                           125,958            $  1,231,833
                                            --------           -------------
     ----------------------------------------------------------------------

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     ----------------------------------------------------------------------
                                                     CLASS C
     ----------------------------------------------------------------------
                                           SHARES                 AMOUNT
     ----------------------------------------------------------------------
     Sold                                     1,897            $     17,761
     ----------------------------------------------------------------------
     Redeemed                                    --                      --
                                            --------           -------------
     ----------------------------------------------------------------------
     Net Increase                             1,897            $     17,761
                                            --------           -------------
     ----------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

     For the year ended May 31, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

--------------------------------------------------------------------------------
                                                         Purchases       Sales
                                                         ---------       -----
--------------------------------------------------------------------------------
AMIDEX35 TM Mutual Fund                                  $ 608,257     $ 869,255
--------------------------------------------------------------------------------
AMIDEX TM Cancer Innovations & Healthcare Fund                  --        71,907
--------------------------------------------------------------------------------

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     For the period of June 1, 2002 through August 31, 2002, the Funds had entered into an Advisory Agreement with Equity Income Advisors, Inc. ("EIA") to provide investment management services to the Funds. Pursuant to the Advisory Agreement, EIA was entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% for the AMIDEX35TM Mutual Fund and 0.45% for the AMIDEXTM Cancer Innovations & Healthcare Fund as applied to the Funds' daily net assets. For the period of June 1, 2002 through August 31, 2002, the AMIDEX35TM Mutual Fund incurred $8,693 of advisory fees and the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,049 of advisory fees.

     For the period of June 1, 2002 through August 31, 2002, the Funds had entered into an Operating Services Agreement (the "Servicing Agreement) with EIA to provide or arrange for day-to-day operational services to the Funds. Pursuant to the Servicing Agreement, EIA was entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% for the AMIDEX35TM Mutual Fund and 0.55% for the AMIDEXTM Cancer Innovations & Healthcare Fund, applied to the Funds' daily net assets. For the period of June 1, 2002 through August 31, 2002, the AMIDEX35TM Mutual Fund incurred $25,206 of Servicing Agreement fees and the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $1,282 of Servicing Agreement fees.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     EIA was a subsidiary company of InCap Group, Inc. InCap Service Company ("ISC"), the Funds' administrator, transfer agent, and pricing and accounting agent, was also and currently is a subsidiary company of InCap Group, Inc. EIA utilized ISC under the Investment Company Services Agreement ("ICSA").

     The Advisory Agreement and the Servicing Agreement--including the service providers commitment-- were terminated effective September 1, 2002. The termination of these agreements has resulted in an increase of the expense ratios of the Funds, as the Funds are now responsible for paying all Fund expenses. The Board of Directors, currently comprised of a sole Director, Clifford A. Goldstein, is currently managing the Funds' portfolios. A Special Meeting of Shareholders has been scheduled for September 15, 2003 to appoint another investment adviser and establish a new Board of Directors. During the interim, the Board has contracted Gadi Beer to serve as a consultant to assist in the management of the Funds. For his services, Mr. Beer is receiving $6,000 per month. For the period from September 1, 2002 to May 31, 2003, Mr. Beer earned $54,033 of consulting fees, with $6,033 remaining payable at May 31, 2003 for both Funds.

     The Funds and the Fund's Director have entered into an ICSA with ISC to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC currently receives $8,000 per month. For the period from September 1, 2002 to May 31, 2003, ISC earned $72,044, with $8,044 remaining payable at May 31, 2003 for both Funds. Officers of the Funds are also employees of ISC.

     The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     The distribution plans for the following classes of shares in the AMIDEX35TM Mutual Fund Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A and Class C shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001 and February 25, 2002, respectively. For the year ended May 31, 2003, the AMIDEX35TM Mutual Fund incurred $20,114 in 12b-1 fees. For the year ended May 31, 2003, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $2,278 in 12b-1 fees. InCap Securities, Inc. received $3,490 in 12b-1 fees from the AMIDEX35TM Mutual Fund and $787 from the AMIDEXTM Cancer Innovations & Healthcare Fund.

     The distribution plans should have been renewed by August 3, 2002 by the Board of Directors of the Funds. Continuation of the plans required that a majority of those Directors who are not "interested persons" vote to continue the plans. Due to the fact that there were no Independent Directors available to vote on the plans as of August 3, 2002, the plans were approved and renewed by the sole Director, Clifford A. Goldstein. A new distribution plan was voted on at a Special Meeting of Shareholders in September 2003.

5.   TAX MATTERS

     There were no distributions during the fiscal years 2003 and 2002 for the AMIDEX35TM Mutual Fund or the AMIDEXTM Cancer Innovations & Healthcare Fund.

     As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------
                                                                          AMIDEXTM
                                                                           Cancer
                                                        AMIDEX35TM     Innovations &
                                                        Mutual Fund   Healthcare Fund
------------------------------------------------------------------------------------
Cost of investments for tax purposes                   $ 20,176,002     $  1,106,278
------------------------------------------------------------------------------------
Unrealized Appreciation/ (Depreciation):
------------------------------------------------------------------------------------
          Gross Appreciation                              1,364,331           52,520
------------------------------------------------------------------------------------
          Gross Depreciation                            (12,142,082)        (213,520)
                                                       ------------     ------------
------------------------------------------------------------------------------------
Net Unrealized Depreciation                            $(10,777,751)    $   (161,000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Undistributed Ordinary Income:                                   --               --
------------------------------------------------------------------------------------
Undistributed Long-term Capital Gains/(Losses), Net      (1,866,261)              --
                                                       ------------     ------------
------------------------------------------------------------------------------------
               Distributable Earnings, Net             $(12,644,012)    $   (161,000)
                                                       ------------     ------------
------------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     As of May 31, 2003 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

     ----------------------------------------------------------------------
                                                             AMIDEXTM Cancer
                                              AMIDEX35TM      Innovations &
                                              Mutual Fund    Healthcare Fund

     Expiring in:   2010                      $ (1,795,267)    $         --
     ----------------------------------------------------------------------
     Expiring in:   2011                      $   (100,824)    $         --
     ----------------------------------------------------------------------

6.   CONCENTRATION OF RISK

     The AMIDEX35TM Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

     A large portion of investments held by AMIDEX35TM Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7. SUBSEQUENT EVENTS--FUND CLOSURES AND SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

     Because of difficulty in garnering adequate assets in the AMIDEXTM Cancer Innovations & Healthcare Fund, the Board of Directors has decided to close the Class C shares of the Fund. As of December 17, 2002, the Class C shares were liquidated.

     Because of difficulty in garnering adequate assets in the AMIDEXTM Israel Technology Fund, the Board of Directors has decided to close the Fund. As of November 5, 2002, the portfolio positions were sold and the NAV was fixed at $3.89 per share. As of December 31, 2002, all shareholder accounts were liquidated.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     The Board of Directors has scheduled a Special Meeting of Shareholders for September 15, 2003 to consider six proposals. They are as follows:

     1. To approve a new Investment Advisory agreement between the Company and Index Investments, LLC.
     2. To approve amendments to the AMIDEXTM Articles of Incorporation to allow for issuance, merger, consolidation or closure of certain series of the Funds without further shareholder approval, and the filing of Amended and Restated Articles of Incorporation.
     3. To approve a new slate of Directors to serve on the Board of Directors.
     4. To approve McCurdy & Associates CPA's, Inc. to serve as independent public accountants for the Company.
     5.   To approve a 12b-1 Distribution Plan.
     6. To grant the authority to transact such other business as may properly come before the shareholders of the Funds to the Board of Directors.

     Approval of proposal 1 requires a separate vote by shareholders of each Fund to bind that Fund. Approval requires the affirmative vote of "a majority of the outstanding voting securities" of that Fund as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Fund.

     Approval of proposal 2 requires the affirmative vote of two thirds of the outstanding voting securities of the Company.

     Approval of proposal 3 requires a plurality. Shareholders of the Funds shall vote together, not separately by Fund.

     Approval of proposal 4 requires the affirmative vote of a majority of the outstanding voting securities of the Company as that term is defined under the 1940 Act.

     Approval of proposal 5 requires a majority vote, as defined by statute, of each share class, voting separately.

     Approval of proposal 6 requires a majority vote. Shareholders of the Funds shall vote separately by Fund.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     Proposal 1 was approved by the shareholders of the Company with voting results as follows:

     ----------------------------------------------------------------------
                                          For         Against        Abstain
     ----------------------------------------------------------------------
     AMIDEX35TM Mutual Fund             892,182        45,678         9,228
     ----------------------------------------------------------------------
     AMIDEX35TM Cancer
     Innovations & Healthcare Fund       51,659         3,557           237
     ----------------------------------------------------------------------

     Proposal 2 was not approved since two thirds of the outstanding voting securities of the Company were not present at the Meeting.

     Proposal 3 was approved by the shareholders of the Company with voting results as follows:

     ----------------------------------------------------------------------
                                          For         Against        Abstain
     ----------------------------------------------------------------------
     AMIDEX35TM Mutual Fund             590,592         6,852        15,253
     ----------------------------------------------------------------------
     AMIDEX35TM Cancer
     Innovations & Healthcare Fund       42,186         1,149           786
     ----------------------------------------------------------------------

     Proposal 4 was approved by the shareholders of the Company with voting results as follows:

     ----------------------------------------------------------------------
                                          For         Against        Abstain
     ----------------------------------------------------------------------
     AMIDEX35TM Mutual Fund             919,399        20,482         7,209
     ----------------------------------------------------------------------
     AMIDEX35TM Cancer
     Innovations & Healthcare Fund       52,867         1,848           737
     ----------------------------------------------------------------------

     Proposal 5 was approved by the shareholders of each class of the Company with voting results as follows:

     ----------------------------------------------------------------------
     AMIDEX35TM Mutual Fund               For         Against        Abstain
     ----------------------------------------------------------------------
     No-Load                            567,885        41,155         5,114
     ----------------------------------------------------------------------
     Class A                            274,649         2,716           709
     ----------------------------------------------------------------------
     Class C                             50,160         3,473         1,226
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     AMIDEX35TM Cancer                    For         Against        Abstain
     Innovations & Healthcare Fund
     ----------------------------------------------------------------------
     Class A                             49,904         4,077         1,472
     ----------------------------------------------------------------------

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

     Proposal 6 was approved by the shareholders of the Company with voting results as follows:

     ----------------------------------------------------------------------
                                          For         Against        Abstain
     ----------------------------------------------------------------------
     AMIDEX35TM Mutual Fund             884,568        50,210        12,309
     ----------------------------------------------------------------------
     AMIDEX35TM Cancer
     Innovations & Healthcare Fund       51,120         3,448           884
     ----------------------------------------------------------------------

     The Special Meeting of Shareholders has been adjourned for the interim so that additional time will be afforded to obtain more shareholder votes.

8.   BENEFICIAL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2003, Wexford Clearing Corp. held 35.56% of Class A of AMIDEX35TM Mutual Fund in an omnibus account for the benefit of others. As of May 31, 2003, Merrill Lynch held 61.49% of Class C of AMIDEX35TM Mutual Fund in an omnibus account for the benefit of others. As of May 31, 2003, Merrill Lynch held 36.13% of Class A of AMIDEXTM Cancer Innovations & Healthcare Fund in an omnibus account for the benefit of others.

9.   CHANGE OF AUDITORS

     On August 1, 2003, Deloitte & Touche LLP ("Deloitte") resigned as independent auditors to the AMIDEXTM Funds. Deloitte's reports on the Funds' financial statements for the period ended May 31, 2000 and the fiscal years ended May 31, 2001 and May 31, 2002 for the AMIDEX35TM Mutual Fund and for the period ended May 31, 2002 for the AMIDEXTM Cancer Innovations & Healthcare Fund contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the periods and fiscal years stated above, there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Deloitte, would have caused Deloitte to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such years.

     On September 15, 2003, the Funds, by action of its Board of Directors, upon approval of the Funds' shareholders, approved the engagement of McCurdy and Associates CPA's, Inc. as the independent auditors to audit the Funds' financial statements for the fiscal year ended May 31, 2003.

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003

During the period ended May 31, 2000 and the fiscal years ended May 31, 2001 and May 31, 2002 for the AMIDEX35TM Mutual Fund and for the period ended May 31, 2002 for the AMIDEXTM Cancer Innovations & Healthcare Fund, neither the Funds nor anyone on their behalf consulted McCurdy and Associates CPA's, Inc. on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

AMIDEXTM FUNDS, INC.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Term of                                           Number of
                                            Office and                                       Portfolios in
                             Position(s)     Length of                                        Fund Complex
                              Held with         Time             Principal Occupation(s)        Overseen         Other Directorships
Name, Address and Age1       The Company      Served2             During Past 5 Years         by Director3        Held by Director4
----------------------       -----------      -------             -------------------         ------------        -----------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
------------------------------------------------------------------------------------------------------------------------------------
Elliot Hershman               Director       New Director      Principal, Alpha Professional       2
Age 47                                                         Services, PA, an
                                                               accounting and management
                                                               consulting practice, since
                                                               2001; Plant controller,
                                                               Forgent Corp., PA, a
                                                               publicly held global
                                                               telecommunications
                                                               company, 1999 to
                                                               2001; Accountant,
                                                               Rudolph  Palitz, LLP,
                                                               CPA's, PA, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Eli Gabay, Esq.               Director       New Director      Attorney, Solomon Sherman &         2
Age 44                                                         Gabay, Philadelphia, PA
------------------------------------------------------------------------------------------------------------------------------------
Erica Levy                    Director       New Director      Editor, Philadelphia                2
Age 26                                                         Magazine; Editor Marion
                                                               Publications
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
------------------------------------------------------------------------------------------------------------------------------------
Clifford A. Goldstein5        President      Since 1999        President, Index Investments,      N/A                  N/A
Age 45                        and Director                     LLC, November 2002 to
                                                               present; President,
                                                               TransNations Investments,
                                                               LLC, Managing Partner and
                                                               Attorney with Weber,
                                                               Goldstein, Greenberg,
                                                               Gallagher, a general
                                                               litigation firm,
                                                               since 1991.
------------------------------------------------------------------------------------------------------------------------------------
Larry E. Beaver, Jr.6           Chief        New Director      Fund Accounting Manager,           N/A            Treasurer,
630-A Fitzwatertown Road      Accounting                       InCap Service Co., 2003                           Commonwealth
Willow Grove, PA 19090         Officer                         to present; Fund Accounting                       International
Age 34                                                         Supervisor, Declaration                           Series Trust,
                                                               Group/InCap Service Co.,                          since June 2003
                                                               October 2001 to April 2003;
                                                               Fund Accounting Supervisor,
                                                               PFPC, Inc., October 1999 to
                                                               September 2001; Fund
                                                               Accountant, PFPC, Inc., March
                                                               1998 to September 1999.
------------------------------------------------------------------------------------------------------------------------------------

------------------------
1 Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., Chartwell Suites, 2621 Van Buren Avenue, Norristown, PA 19403.
2 Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3 The Fund Complex consists of the Company. The Company has two portfolios, the AMIDEX35 TM Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Indicates an "interested person" as defined in the Investment Company Act of 1940.
6 The Company entered into an agreement related to its Distribution Plan with InCap Securities, Inc. which is an affiliate of InCap Service Company ("ISC"). Larry E. Beaver, Jr. is Fund Accounting Manager at ISC.

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

To The Shareholders and
Board of Directors of
AMIDEX Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of AMIDEX Funds, Inc. (the "Funds") comprising the AMIDEX35 Mutual Fund and AMIDEX Cancer Innovations & Healthcare Mutual Fund as of May 31, 2003, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of May 31, 2003 by correspondence with the Funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting AMIDEX Funds, Inc. as of May 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio 44145
September 25, 2003

ITEM 2.  CODE OF ETHICS.

Although contemplated during the last fiscal year and discussed amongst the Board, it was not until this fiscal year that a Code of Ethics was adopted. As of the date of the filing of this report, the registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of this Code of Ethics is available free of charge, upon request, by contacting the fund directly.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Elliot Hershman is a member of the Board of Directors and the Audit Committee Financial expert.

Mr. Hershman is independent under applicable rules.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For the fiscal year ended 5/31/03 the Amidex Funds paid $5,960 for tax services and $22,955 for audit services.

For the fiscal year ended 5/31/02 the Amidex Funds paid $6,000 for tax services and $15,000 for audit services.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a) Code of Ethics for the Boards of Directors/Trustees of the Funds is filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

Signatures for financial statements attached to Form N-CSR

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunder duly authorized.

(Registrant) AMIDEX Funds, Inc.
             -----------------------------

By: /s/ Clifford A. Goldstein
    --------------------------------------
    Clifford A. Goldstein, President

Date: January 29, 2004
      ------------------------------------


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Clifford A. Goldstein
    --------------------------------------
    Clifford A. Goldstein, President

Date: January 29, 2004
      ------------------------------------


By: /s/ Larry E. Beaver
    --------------------------------------
    Larry E. Beaver, Jr., Chief Accounting Officer

Date: January 29, 2004
      ------------------------------------